UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	10/31/2014

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 20.8%
Bank of America NA	0.250%		11/03/14	6,000	$6,000,000
Bank of America NA	0.250%		03/20/15	2,000	2,000,000
Bank of America NA	0.260%		02/02/15	2,500	2,500,000
Bank of America NA	0.260%		03/09/15	3,000	3,000,000
Bank of Montreal	0.220%		01/26/15	2,000	2,000,000
Bank of Montreal	0.241	%(a)	07/06/15	2,000	2,000,016
Bank of Montreal	0.244	%(a)	06/03/15	3,000	3,000,000
Bank of Nova Scotia	0.244	%(a)	06/29/15	2,000	2,000,000
Bank of Nova Scotia	0.403	%(a)	11/10/14	4,000	4,000,178
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210%		02/25/15	2,700	2,700,000
BNP Paribas SA	0.473	%(a)	04/10/15	6,000	6,000,000
Branch Banking & Trust Co.	0.120%		12/22/14	4,000	4,000,000
Branch Banking & Trust Co.	0.140%		11/24/14	5,000	5,000,000
Branch Banking & Trust Co.	0.160%		01/28/15	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.224	%(a)	06/17/15	5,000	5,000,000
Citibank NA	0.180%		02/03/15	2,500	2,500,000
Citibank NA	0.230%		12/17/14	3,000	3,000,038
Citibank NA	0.240%		11/04/14	2,500	2,500,000
Citibank NA	0.240%		02/04/15	3,000	3,000,000
Citibank NA	0.250%		03/03/15	2,000	2,000,000
Mizuho Bank	0.200%		01/02/15	1,000	1,000,000
Mizuho Bank	0.220%		01/16/15	3,000	3,000,000
Nordea Bank AB	0.343	%(a)	11/09/15	700	700,463
Norinchukin Bank	0.210%		11/10/14	6,000	6,000,000
Rabobank Nederland	0.280	%(a)	04/14/15	5,000	5,000,000
Rabobank Nederland	0.281	%(a)	07/17/15	1,000	1,000,000
Rabobank Nederland	0.282	%(a)	05/20/15	4,600	4,601,322
Skandinaviska Enskilda Banken AB	0.269	%(a)	07/10/15	3,000	3,000,000
State Street Bank & Trust Co.	0.235	%(a)	03/12/15	1,000	1,000,000
State Street Bank & Trust Co.	0.281	%(a)	10/01/15	6,000	6,000,000
Sumitomo Mitsui Banking	0.220%		02/05/15	4,000	4,000,053
Svenska Handelsbanken AB	0.404	%(a)	12/19/14	5,000	5,001,218
Toronto Dominion Bank	0.222	%(a)	06/16/15	3,000	3,000,000
Toronto Dominion Bank	0.242	%(a)	10/06/15	8,000	8,000,000
U.S. Bank NA	0.173	%(a)	01/15/15	3,000	3,000,000
U.S. Bank NA	0.175	%(a)	02/26/15	3,000	3,000,000
U.S. Bank NA	0.233	%(a)	10/30/15	3,000	3,000,000
Wells Fargo Bank NA	0.233	%(a)	05/12/15	2,000	2,000,000
Wells Fargo Bank NA	0.252	%(a)	08/20/15	2,000	2,000,000

					129,503,288

COMMERCIAL PAPER — 36.3%
ABN AMRO Funding USA LLC, 144A	0.260	%(b)	02/10/15	5,000	4,996,353
ABN AMRO Funding USA LLC, 144A	0.341	%(b)	01/05/15	2,000	1,998,772
ABN AMRO Funding USA LLC, 144A	0.351	%(b)	01/15/15	2,000	1,998,542
Bank of New York Mellon Corp., 144A	0.057	%(b)	11/03/14	23,000	22,999,927
Caisse Centrale Desjardins du Quebec, 144A	0.231	%(a)	10/22/15	8,000	8,000,000
CDP Financial, Inc., 144A	0.150	%(b)	11/19/14	2,000	1,999,850
CDP Financial, Inc., 144A	0.150	%(b)	01/05/15	5,000	4,998,646
CDP Financial, Inc., 144A	0.160	%(b)	01/08/15	2,000	1,999,396
CDP Financial, Inc., 144A	0.190	%(b)	03/13/15	4,000	3,997,213
Commonwealth Bank of Australia, 144A	0.233	%(a)	04/23/15	6,000	6,000,000
CPPIB Capital, Inc., 144A	0.130	%(b)	12/19/14	3,500	3,499,393
CPPIB Capital, Inc., 144A	0.130	%(b)	01/06/15	2,650	2,649,368
CPPIB Capital, Inc., 144A	0.140	%(b)	02/18/15	4,000	3,998,304
DNB Bank ASA, 144A	0.230	%(b)	04/20/15	1,600	1,598,262
DNB Bank ASA, 144A	0.244	%(a)	01/16/15	7,000	7,000,000
DNB Bank ASA, 144A	0.247	%(a)	11/07/14	4,000	4,000,000
GDF Suez, 144A	0.150	%(b)	11/18/14	8,750	8,749,380

GDF Suez, 144A	0.150	%(b)	11/21/14	4,000	3,999,667
GDF Suez, 144A	0.170	%(b)	12/01/14	2,000	1,999,717
General Electric Capital Corp.	0.200	%(b)	01/27/15	5,000	4,997,583
General Electric Capital Corp.	0.200	%(b)	03/05/15	1,000	999,311
General Electric Capital Corp.	0.200	%(b)	04/20/15	2,000	1,998,111
GlaxoSmithKline PLC, 144A	0.130	%(b)	12/04/14	3,000	2,999,643
GlaxoSmithKline PLC, 144A	0.160	%(b)	01/22/15	6,000	5,997,813
HSBC Bank PLC, 144A	0.222	%(a)	05/28/15	2,000	2,000,000
HSBC Bank PLC, 144A	0.223	%(a)	01/30/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.235	%(a)	02/12/15	1,000	1,000,000
HSBC Bank PLC, 144A	0.239	%(a)	07/10/15	1,000	1,000,000
ING (U.S.) Funding LLC	0.301	%(b)	11/20/14	2,000	1,999,683
International Business Machines Corp., 144A	0.100	%(b)	12/17/14	5,000	4,999,361
JPMorgan Securities LLC, 144A	0.200	%(b)	02/02/15	2,000	1,998,967
JPMorgan Securities LLC, 144A	0.337	%(a)	10/20/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.352	%(a)	12/16/14	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.353	%(a)	08/07/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.357	%(a)	09/02/15	1,000	1,000,000
JPMorgan Securities LLC, 144A	0.357	%(a)	11/18/14	3,000	3,000,000
Philip Morris International, Inc., 144A	0.070	%(b)	11/06/14	10,000	9,999,903
PNC Bank NA	0.281	%(b)	07/01/15	1,000	998,118
PNC Bank NA	0.310%		01/16/15	1,000	1,000,000
PNC Bank NA	0.310%		03/27/15	4,000	4,000,000
PNC Bank NA	0.310%		05/20/15	1,000	1,000,000
PSP Capital, Inc., 144A	0.140	%(b)	11/10/14	3,000	2,999,895
PSP Capital, Inc., 144A	0.140	%(b)	01/14/15	5,000	4,998,561
PSP Capital, Inc., 144A	0.150	%(b)	12/05/14	2,000	1,999,717
Quebec (Province of), 144A	0.050	%(b)	11/03/14	4,000	3,999,989
Schlumberger Investment SA, 144A	0.130	%(b)	11/26/14	4,000	3,999,639
Schlumberger Investment SA, 144A	0.140	%(b)	01/12/15	3,000	2,999,160
Siemens Capital Co. LLC, 144A	0.100	%(b)	11/13/14	5,000	4,999,833
Siemens Capital Co. LLC, 144A	0.120	%(b)	12/09/14	3,000	2,999,620
Skandinaviska Enskilda Banken AB	0.255	%(b)	04/16/15	8,000	7,990,593
Standard Chartered Bank, 144A	0.270	%(b)	04/27/15	6,000	5,992,035
State Street Corp.	0.150	%(b)	12/08/14	1,000	999,846
State Street Corp.	0.160	%(b)	01/05/15	5,000	4,998,556
Svenska Handelsbanken AB	0.210	%(b)	01/16/15	2,000	1,999,113
Swedbank AB	0.230	%(b)	01/05/15	3,000	2,998,754
Swedbank AB	0.245	%(b)	01/22/15	4,000	3,997,768
Toyota Motor Credit Corp.	0.060	%(b)	11/05/14	2,000	1,999,987
Toyota Motor Credit Corp.	0.222	%(a)	04/09/15	2,000	2,000,000
Westpac Banking Corp., 144A	0.243	%(a)	04/29/15	3,000	3,000,000

					225,444,349

OTHER CORPORATE OBLIGATIONS — 6.5%
Bank of Nova Scotia	3.400%		01/22/15	2,000	2,014,084
Commonwealth Bank of Australia	1.950%		03/16/15	1,000	1,005,861
General Electric Capital Corp.	2.150%		01/09/15	4,000	4,014,730
General Electric Capital Corp.	3.750%		11/14/14	4,000	4,005,013
International Bank for Reconstruction & Development	0.153	%(a)	01/14/15	6,000	6,000,073
International Bank for Reconstruction & Development	0.153	%(a)	08/07/15	3,000	3,000,000
International Finance Corp., MTN	0.152	%(a)	01/28/15	2,000	2,000,002
MetLife Insurance Funding II, 144A	0.601	%(a)	01/06/15	2,000	2,001,365
Metropolitan Life Global Funding I, 144A	2.000%		01/09/15	3,000	3,009,802
Royal Bank of Canada, MTN	0.461	%(a)	01/06/15	4,000	4,001,773
Toyota Motor Credit Corp.	0.235	%(a)	08/26/15	5,000	5,000,000
Wells Fargo Bank NA	0.511	%(a)	07/20/15	4,000	4,007,282

					40,059,985

TIME DEPOSITS — 3.1%
Australia & New Zealand Banking Group Ltd.(c)	0.250%		11/24/14	8,000	8,000,000
U.S. Bank National Association	0.130%		11/03/14	11,501	11,501,000

					19,501,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.9%
Federal Farm Credit Bank	0.132	%(a)	02/03/16	2,000	2,000,131
Federal Farm Credit Bank	0.153	%(a)	10/01/15	2,800	2,800,907
Federal Farm Credit Bank	0.182	%(a)	07/27/15	1,000	1,000,541
Federal Home Loan Bank	0.050	%(b)	11/12/14	11,000	10,999,832
Federal Home Loan Bank	0.050	%(b)	01/07/15	4,000	3,999,628
Federal Home Loan Bank	0.052	%(b)	01/02/15	4,000	3,999,642
Federal Home Loan Bank	0.053	%(b)	12/10/14	10,000	9,999,426
Federal Home Loan Bank	0.054	%(b)	12/05/14	10,000	9,999,490
Federal Home Loan Bank	0.068	%(b)	11/21/14	12,000	11,999,545
Federal Home Loan Bank	0.070%		04/29/15	4,000	3,999,390
Federal Home Loan Bank	0.073	%(b)	11/19/14	10,000	9,999,635
Federal Home Loan Bank	0.080	%(b)	11/07/14	7,000	6,999,907
Federal Home Loan Bank	0.090	%(b)	01/05/15	1,000	999,838
Federal Home Loan Bank	0.097	%(a)	11/18/14	1,000	999,992
Federal Home Loan Bank	0.098	%(a)	12/08/14 - 05/12/15	7,000	6,999,948
Federal Home Loan Bank	0.100%		03/05/15	2,000	1,999,996
Federal Home Loan Bank	0.102	%(a)	03/26/15 - 05/28/15	8,000	7,999,923
Federal Home Loan Bank	0.103	%(a)	12/12/14 - 02/23/15	5,000	4,999,979
Federal Home Loan Bank	0.107	%(a)	12/18/14 - 06/25/15	14,000	13,999,783
Federal Home Loan Bank	0.112	%(a)	07/10/15	4,000	4,000,000
Federal Home Loan Bank	0.113	%(a)	12/09/14	5,000	5,000,000
Federal Home Loan Bank	0.117	%(a)	08/10/15	4,000	3,999,927
Federal Home Loan Bank	0.118	%(a)	12/24/15	3,000	2,999,204
Federal Home Loan Bank	0.129	%(a)	09/14/15	3,000	3,000,359
Federal Home Loan Bank	0.131	%(a)	11/18/14	5,000	4,999,988
Federal Home Loan Mortgage Corp.	0.070	%(b)	11/24/14	2,087	2,086,907
Federal Home Loan Mortgage Corp.	0.117	%(a)	02/18/16	6,000	5,998,814
Federal Home Loan Mortgage Corp.	0.132	%(a)	10/16/15	3,000	3,000,405
Federal Home Loan Mortgage Corp.	0.144	%(a)	07/17/15	7,000	7,001,528
Federal National Mortgage Association	0.122	%(a)	08/05/15	3,000	3,000,242

					160,884,907

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes	0.125%		12/31/14	3,000	3,000,287
U.S. Treasury Notes	0.250%		12/15/14	4,000	4,000,945

					7,001,232

REPURCHASE AGREEMENTS(d) — 6.3%
Goldman Sachs & Co. 0.07%, dated 10/28/14, due 11/04/14 in the amount of $3,000,041	3,000	3,000,000
Goldman Sachs & Co. 0.08%, dated 10/30/14, due 11/06/14 in the amount of $7,000,109	7,000	7,000,000
HSBC Securities (USA) 0.10%, dated 10/31/14, due 11/03/14 in the amount of $22,000,183	22,000	22,000,000
Merrill Lynch 0.08%, dated 10/30/14, due 11/06/14 in the amount of $7,000,109	7,000	7,000,000

		39,000,000

TOTAL INVESTMENTS — 100.0% (amortized cost $621,394,761)(e)		621,394,761
Liabilities in excess of other assets		(36,793)

NET ASSETS 100.0%		$621,357,968

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	Repurchase agreements are collateralized by FHLB (coupon rate 3.500%, maturity date 09/01/29), FNMA (coupon rate 3.000%, maturity date 11/01/32) and U.S. Treasury Note (coupon rate 0.000%, maturity date 08/15/31). Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$129,503,288	$—
Commercial Paper	—	225,444,349	—
Other Corporate Obligations	—	40,059,985	—
Time Deposits	—	19,501,000	—
U.S. Government Agency Obligations	—	160,884,907	—
U.S. Treasury Obligations	—	7,001,232	—
Repurchase Agreements	—	39,000,000	—

Total	$—	$621,394,761	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Fund’s Valuation Committee.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date December 18, 2014

*	Print the name and title of each signing officer under his or her signature.